Exploration and Evaluation Expenditures - Exploration and option agreement (Details)									3 Months Ended
	Apr. 23, 2023 USD ($) shares	Apr. 23, 2022 USD ($) shares	Apr. 23, 2021 USD ($) shares	Apr. 23, 2020 USD ($) shares	Apr. 23, 2019 USD ($) shares	Oct. 23, 2018 USD ($) shares	Apr. 23, 2018 CAD ($) shares	Apr. 23, 2018 USD ($) a shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets									$ 2,166,676	$ 220,356
Property in Bristol Dry Lake | TETRA Technologies, Inc.
Exploration and Evaluation Expenditures
Area of lease property (Acre) | a								12,100
Property in the adjacent Cadiz Dry Lake, Mojave Desert, CA | TETRA Technologies, Inc.
Exploration and Evaluation Expenditures
Area of lease property (Acre) | a								11,840
Property in exploration and option agreement | TETRA Technologies, Inc.
Exploration and Evaluation Expenditures
Purchase of exploration and evaluation assets	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 137,070	$ 100,000
Amount required to be paid under terms of agreement								$ 2,700,000
Common shares issuable under terms of agreement (in shares) | shares								3,400,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	400,000	400,000	400,000	400,000	400,000	200,000	200,000	200,000
Amount payable upon completion of pre-feasibility study								$ 500,000
Amount payable upon completion of feasibility study								$ 1,000,000
Shares issuable upon completion of pre-feasibility study (in shares) | shares	1,000,000